S000031347 [Member] Expense Example, No Redemption - Columbia Income Builder Fund	Jan. 31, 2026 USD ($)
Columbia Income Builder Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
Columbia Income Builder Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	568
Expense Example, No Redemption, 3 Years	766
Expense Example, No Redemption, 5 Years	981
Expense Example, No Redemption, 10 Years	1,597
Columbia Income Builder Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	1,821
Columbia Income Builder Fund Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	123
Expense Example, No Redemption, 3 Years	384
Expense Example, No Redemption, 5 Years	665
Expense Example, No Redemption, 10 Years	1,466
Columbia Income Builder Fund Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Columbia Income Builder Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	$ 859